UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: __________
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:        Westchester Capital Management, Inc.
             ------------------------------------
Address:     100 Summit Lake Drive
             ------------------------------------
             Valhalla, NY 10595
             ------------------------------------

Form 13F File Number:  28-04764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Frederick W. Green
             ------------------------------------
Title:       President
             ------------------------------------
Phone:       914-741-5600
             ------------------------------------

Signature, Place, and Date of Signing:

   /s/ Frederick W. Green                    Valhalla, New York         8/16/10
----------------------------------      ---------------------------     -------
         [Signature]                            [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     120

Form 13F Information Table Value Total:     $2,078,125 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.    FORM 13F FILE NUMBER           NAME
---    --------------------           ----
1      28-11493                       Green & Smith Investment Management L.L.C.

FORM 13F
Westchester Capital Management, Inc.
June 30, 2010

                                TITLE OF                       VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS               CUSIP      (X$1000) PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
----------------------------    ------------------  --------   -------- ---------- ---  ----- ----------  --------  ---- ------ ----
Advanced Micro Devices          NOTE 5.75% 8/1      007903AN7      513     520,000 PRN        (a) Sole              Sole
Airgas, Inc.                          COM           009363102   72,494   1,165,503  SH        (a) Sole              Sole
Airgas, Inc.                          COM           009363102    2,021      32,500  SH        (b) Other   1         Sole
Alcon Inc. ADR                      COM SHS         H01301102  141,473     954,673  SH        (a) Sole              Sole
Alcon Inc. ADR                      COM SHS         H01301102    3,540      23,888  SH        (b) Other   1         Sole
Allegheny Energy Inc.                 COM           017361106   72,314   3,496,800  SH        (a) Sole              Sole
Allegheny Energy Inc.                 COM           017361106    1,841      89,000  SH        (b) Other   1         Sole
American Italian Pasta Company       CL A           027070101   10,336     195,500  SH        (a) Sole              Sole
American Italian Pasta Company       CL A           027070101      238       4,500  SH        (b) Other   1         Sole
Arena Resources Inc.                  COM           040049108    1,502      47,100  SH        (a) Sole              Sole
Biovail Corporation                   COM           09067J109   25,539   1,327,406  SH        (a) Sole              Sole
Biovail Corporation                   COM           09067J109    1,354      70,400  SH        (b) Other   1         Sole
Boots & Coots Inc.                  COM NEW         099469504   12,525   4,245,600  SH        (a) Sole              Sole
Boots & Coots Inc.                  COM NEW         099469504      879     297,800  SH        (b) Other   1         Sole
Bowne & Co. Inc.                      COM           103043105   30,646   2,731,400  SH        (a) Sole              Sole
Bowne & Co. Inc.                      COM           103043105    1,889     168,400  SH        (b) Other   1         Sole
BP plc ADR                       SPONSORED ADR      055622104    1,733      60,000  SH        (a) Sole              Sole
California Pizza Kitchen, Inc.        COM           13054D109   14,073     928,900  SH        (a) Sole              Sole
California Pizza Kitchen, Inc.        COM           13054D109      565      37,300  SH        (b) Other   1         Sole
Casey's General Stores, Inc.          COM           147528103   65,658   1,881,310  SH        (a) Sole              Sole
Casey's General Stores, Inc.          COM           147528103    2,068      59,250  SH        (b) Other   1         Sole
CenturyLink, Inc.                     COM           156700106      706      21,200  SH        (a) Sole              Sole
CF Industries Holdings Inc.           COM           125269100   13,154     207,316  SH        (a) Sole              Sole
CF Industries Holdings Inc.           COM           125269100      426       6,720  SH        (b) Other   1         Sole
Citigroup Inc.                        COM           172967101      658     175,000  SH        (a) Sole              Sole
Coca-Cola Enterprises Inc.            COM           191219104   36,957   1,429,100  SH        (a) Sole              Sole
Coca-Cola Enterprises Inc.            COM           191219104    1,394      53,900  SH        (b) Other   1         Sole
Comcast Corporation New              CL A           20030N200   31,150   1,895,900  SH        (a) Sole              Sole
Comcast Corporation New              CL A           20030N200    1,426      86,800  SH        (b) Other   1         Sole
CyberSource Corporations              COM           23251J106   55,486   2,173,348  SH        (a) Sole              Sole
CyberSource Corporations              COM           23251J106    2,226      87,200  SH        (b) Other   1         Sole
Dollar Thrifty Automotive
  Group, Inc.                         COM           256743105   54,408   1,276,880  SH        (a) Sole              Sole
Dollar Thrifty Automotive
  Group, Inc.                         COM           256743105    1,202      28,211  SH        (b) Other   1         Sole
DynCorp International Inc            CL A           26817C101   16,833     960,779  SH        (a) Sole              Sole
DynCorp International Inc            CL A           26817C101      618      35,300  SH        (b) Other   1         Sole
ev3 Inc.                              COM           26928A200   78,899   3,520,700  SH        (a) Sole              Sole
ev3 Inc.                              COM           26928A200    1,826      81,500  SH        (b) Other   1         Sole
Exxon Mobil Corp.                     COM           30231G102        4          67  SH        (a) Sole              Sole
Fidelity National Information
  Services Inc.                       COM           31620M106   39,018   1,454,800  SH        (a) Sole              Sole
Fidelity National Information
  Services Inc.                       COM           31620M106    1,408      52,500  SH        (b) Other   1         Sole
Fomento Economico Mexicano SAB
  de CV ADR                      SPON ADR UNIT      344419106   12,829     297,305  SH        (a) Sole              Sole
Fomento Economico Mexicano SAB
  de CV ADR                      SPON ADR UNIT      344419106      397       9,197  SH        (b) Other   1         Sole
Gerdau Ameristeel Corp.               COM           37373P105   21,331   1,957,000  SH        (a) Sole              Sole
Gerdau Ameristeel Corp.               COM           37373P105      505      46,300  SH        (b) Other   1         Sole
GLG Partners Inc.                     COM           37929X107   33,922   7,744,700  SH        (a) Sole              Sole
GLG Partners Inc.                     COM           37929X107    1,124     256,700  SH        (b) Other   1         Sole
Huntsman Corporation                  COM           447011107   16,952   1,955,258  SH        (a) Sole              Sole
Huntsman Corporation                  COM           447011107      888     102,400  SH        (b) Other   1         Sole
Interactive Data Corp.                COM           45840J107   25,787     772,519  SH        (a) Sole              Sole
Interactive Data Corp.                COM           45840J107    1,492      44,700  SH        (b) Other   1         Sole
inVentiv Health Inc.                  COM           46122E105    1,715      67,000  SH        (a) Sole              Sole
inVentiv Health Inc.                  COM           46122E105      693      27,052  SH        (b) Other   1         Sole
iShares Inc.                    MSCI MEX INVEST     464286822    7,878       1,645  SH   PUT  (a) Sole              Sole
iShares Inc.                    MSCI MEX INVEST     464286822      369          77  SH   PUT  (b) Other   1         Sole
iShares Inc.                      MSCI SPAIN        464286764    1,585         498  SH   PUT  (a) Sole              Sole
iShares Inc.                      MSCI SPAIN        464286764       38          12  SH   PUT  (b) Other   1         Sole
Liberty Acquisition Holdings
  Corp.                               COM           53015Y107   15,825   1,593,700  SH        (a) Sole              Sole
Liberty Acquisition Holdings
  Corp.                               COM           53015Y107    1,636     164,800  SH        (b) Other   1         Sole
Liberty Media Corp. New          INT COM SER A      53071M104    7,695     732,900  SH        (a) Sole              Sole
Liberty Media Corp. New          INT COM SER A      53071M104      180      17,100  SH        (b) Other   1         Sole
Lihir Gold Ltd. ADR              SPONSORED ADR      532349107   23,566     654,795  SH        (a) Sole              Sole
Lihir Gold Ltd. ADR              SPONSORED ADR      532349107      590      16,400  SH        (b) Other   1         Sole
Mariner Energy, Inc.                  COM           56845T305   38,255   1,780,968  SH        (a) Sole              Sole
Mariner Energy, Inc.                  COM           56845T305      546      25,419  SH        (b) Other   1         Sole
Market Vectors ETF Tr           GBL ALTER ENRG      57060U407    7,910       4,320  SH   PUT  (a) Sole              Sole
Market Vectors ETF Tr           GBL ALTER ENRG      57060U407      734         401  SH   PUT  (b) Other   1         Sole
Market Vectors ETF Tr              COAL ETF         57060U837    2,810       1,456  SH   PUT  (a) Sole              Sole
Market Vectors ETF Tr              COAL ETF         57060U837       85          44  SH   PUT  (b) Other   1         Sole
McDonald's Corporation                COM           580135101    1,640      24,900  SH        (a) Sole              Sole
McDonald's Corporation                COM           580135101    1,640         249  SH   PUT  (a) Sole              Sole
Millipore Corp.                       COM           601073109   89,850     842,471  SH        (a) Sole              Sole
Millipore Corp.                       COM           601073109    2,240      21,000  SH        (b) Other   1         Sole
Millipore Corp. convertible
  note                          NOTE 3.75% 6/0      601073AD1   59,233  47,245,000 PRN        (a) Sole              Sole
Millipore Corp. convertible
  note                          NOTE 3.75% 6/0      601073AD1    1,229     980,000 PRN        (b) Other   1         Sole
Mirant Corporation                    COM           60467R100    9,489     898,581  SH        (a) Sole              Sole
Mirant Corporation                    COM           60467R100      351      33,200  SH        (b) Other   1         Sole
Motorola, Inc.                        COM           620076109   17,800   2,730,100  SH        (a) Sole              Sole
Motorola, Inc.                        COM           620076109      519      79,600  SH        (b) Other   1         Sole
News Corporation                     CL A           65248E104   11,263     941,700  SH        (a) Sole              Sole
News Corporation                     CL A           65248E104      285      23,800  SH        (b) Other   1         Sole
Odyssey HealthCare, Inc.              COM           67611V101   25,424     951,511  SH        (a) Sole              Sole
Odyssey HealthCare, Inc.              COM           67611V101    1,093      40,900  SH        (b) Other   1         Sole
Pactiv Corporation                    COM           695257105    2,749      98,700  SH        (a) Sole              Sole
Pactiv Corporation                    COM           695257105       36       1,300  SH        (b) Other   1         Sole
Palm, Inc.                            COM           696643105    2,170     381,300  SH        (a) Sole              Sole
Palm, Inc.                            COM           696643105    1,273     223,700  SH        (b) Other   1         Sole
Pfizer Inc.                           COM           717081103    1,426     100,000  SH        (a) Sole              Sole
Pfizer Inc.                           COM           717081103    1,426       1,000  SH   PUT  (a) Sole              Sole
Phase Forward Corporation             COM           71721R406    9,823     588,897  SH        (a) Sole              Sole
Phase Forward Corporation             COM           71721R406    1,486      89,088  SH        (b) Other   1         Sole
Psychiatric Solutions, Inc.           COM           74439H108  111,267   3,400,578  SH        (a) Sole              Sole
Psychiatric Solutions, Inc.           COM           74439H108    2,595      79,300  SH        (b) Other   1         Sole
Qwest Communications
  International Inc.                  COM           749121109   93,614  17,831,300  SH        (a) Sole              Sole
Qwest Communications
  International Inc.                  COM           749121109    2,193     417,800  SH        (b) Other   1         Sole
Rio Tinto plc                    SPONSORED ADR      767204100   12,164     279,000  SH        (a) Sole              Sole
Rio Tinto plc                    SPONSORED ADR      767204100      828      19,000  SH        (b) Other   1         Sole
SandRidge Energy                      COM           80007P307    1,312       2,250  SH   PUT  (a) Sole              Sole
Select Sector SPDR Tr            SBI MATERIALS      81369Y100    1,753         618  SH   PUT  (a) Sole              Sole
Select Sector SPDR Tr            SBI MATERIALS      81369Y100      491         173  SH   PUT  (b) Other   1         Sole
Select Sector SPDR Tr           SBI INT-ENERGY      81369Y506    5,435       1,094  SH   PUT  (a) Sole              Sole
Select Sector SPDR Tr           SBI INT-ENERGY      81369Y506      194          39  SH   PUT  (b) Other   1         Sole
Smith International, Inc.             COM           832110100  215,799   5,731,700  SH        (a) Sole              Sole
Smith International, Inc.             COM           832110100    5,324     141,400  SH        (b) Other   1         Sole
SPDR Series Trust               S&P RETAIL ETF      78464A714    4,905       1,376  SH   PUT  (a) Sole              Sole
SPDR Series Trust               S&P RETAIL ETF      78464A714      143          40  SH   PUT  (b) Other   1         Sole
SPDR S&P 500 ETF Tr             UNIT SER 1 S&P      78462F103  150,331      14,550  SH   PUT  (a) Sole              Sole
SPDR S&P 500 ETF Tr             UNIT SER 1 S&P      78462F103    4,649         450  SH   PUT  (b) Other   1         Sole
SunPower Corp.                     COM CL B         867652307   14,580   1,349,957  SH        (a) Sole              Sole
SunPower Corp.                     COM CL B         867652307      714      66,120  SH        (b) Other   1         Sole
Sybase Inc.                           COM           871130100  126,656   1,958,800  SH        (a) Sole              Sole
Sybase Inc.                           COM           871130100    3,311      51,200  SH        (b) Other   1         Sole
Talecris Biotherapeutics
  Holdings Corp.                      COM           874227101    8,244     390,700  SH        (a) Sole              Sole
Talecris Biotherapeutics
  Holdings Corp.                      COM           874227101      194       9,200  SH        (b) Other   1         Sole
The Blackstone Group, LP         COM UNIT LTD       09253U108    6,955       7,275  SH   PUT  (a) Sole              Sole
The Blackstone Group, LP         COM UNIT LTD       09253U108      693         725  SH   PUT  (b) Other   1         Sole
The Blackstone Group, LP         COM UNIT LTD       09253U108       69       7,250  SH        (b) Other   1         Sole
Verizon Communications Inc.           COM           92343V104    1,681      60,000  SH        (a) Sole              Sole
Verizon Communications Inc.           COM           92343V104    1,681         600  SH   PUT  (a) Sole              Sole
WuXi PharmaTech (Cayman) Inc.    SPON ADR SHS       929352102   28,342   1,775,800  SH        (a) Sole              Sole
WuXi PharmaTech (Cayman) Inc.    SPON ADR SHS       929352102    1,226      76,800  SH        (b) Other   1         Sole

TOTAL                                                        2,078,125